STOCK OPTION PLANS (Tables)	12 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Transactions under the plans for the years indicated were as follows:

	Fiscal Year 2016		Fiscal Year 2015		Fiscal Year 2014
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of year	7,642,167	$0.48	5,435,667	$0.54	3,939,000	$1.18

Options Granted	360,000	$0.38	2,590,000	$0.31	3,000,000	$0.07

Options Exercised	112,500	$0.21	223,334	$0.12	308,333	$0.08

Options Expired/Forfeited	280,000	$0.60	160,166	$0.18	1,195,000	$1.60

Outstanding at end of year	7,609,667	$0.48	7,642,167	$0.48	5,435,667	$0.54

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information about stock options outstanding at March 31, 2016:

Range	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price
$ 0.01 – 0.25	3,766,667	6.9	$0.08	2,766,668	$0.09
$ 0.26 – 0.50	2,650,000	8.5	$0.32	783,333	$1.08
$ 0.51 – 1.00	—	—	—	—
$ 1.01 – 2.00	96,000	1.8	1.08	96,000
$ 2.01 – 3.00	1,097,000	0.7	$2.16	847,000	$2.18

$ 0.01 – 3.00	7,609,667	6.5	$0.48	4,493,001	$0.54